UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Vice President
Phone: (212)838-2300

Signature,                                Place,               Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172     11-14-2007
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  193,069

List of Other Included Managers:

                                INTEGRE ADVISORS
                                    FORM 13F
                                 September 30, 2007

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASE TEST, LIMITED              COM              Y02516105     1980   137310 SH       SOLE                    82310    55000
                                                                 1      100 SH       OTHER                                       100
AVIS BUDGET GROUP INC          COM              053774105    16084   702680 SH       SOLE                   137602    10422   555694
                                                                22      950 SH       OTHER                                       950
BIOPURE CORP CL A              COM              09065H303       11    21500 SH       OTHER                                     21500
BRANDYWINE RLTY TR             COM              105368203     2489    98349 SH       SOLE                    47086             53215
BROADRIDGE FINL SOLUTIONS INC  COM              11133T103    10288   542924 SH       SOLE                   201220    65828   277335
                                                                 2      100 SH       OTHER                                       100
CACI INTERNATIONAL INC         COM              127190304     9178   179652 SH       SOLE                    54995     2667   122561
CITIGROUP INC COM              COM              172967101     9249   198183 SH       SOLE                    66482    15680   116565
COCA-COLA CO USD               COM              191216100     4672    81299 SH       SOLE                    43247             38585
CONOCOPHILLIPS                 COM              20825C104     7310    83290 SH       SOLE                    43578    12000    28067
CSG SYS INTL INC               COM              126349109     7700   362374 SH       SOLE                   121452    15984   225990
                                                                 2      100 SH       OTHER                                       100
DYNEGY INC                     COM              26817G102     9709  1050732 SH       SOLE                   365276   121924   566487
EMC CORP-MASS                  COM              268648102      469    22550 SH       SOLE                    12550    10000
FISERV INC                     COM              337738108     3211    63129 SH       SOLE                    30562     1407    31572
FOOT LOCKER INC                COM              344849104     1541   100511 SH       SOLE                    60511    40000
GENERAL ELECTRIC CO            COM              369604103     4477   108142 SH       SOLE                    57980             50891
HARLEY DAVIDSON INC            COM              412822108     6881   148903 SH       SOLE                    52006     9376    87521
                                                                 4       77 SH       OTHER                                        77
HOSPIRA INC COM                COM              441060100    19601   472881 SH       SOLE                    84986     3791   384826
JACKSON HEWITT TAX SVC INC COM COM              468202106    14655   524140 SH       SOLE                   107176    34693   383263
                                                                 6      222 SH       OTHER                                       222
KITE RLTY GROUP TR             COM              49803T102     1802    95850 SH       SOLE                    59421             37930
KRAFT FOODS INC                COM              50075N104     4360   126349 SH       SOLE                    56824    23020    47296
MICROSTRATEGY INC              COM              594972408    16166   203751 SH       SOLE                    48666    11203   143882
NABORS INDUSTRIES LTD          COM              G6359F103     8142   264613 SH       SOLE                   101491    25060   138931
                                                                 3      110 SH       OTHER                                       110
NORTHWESTERN CORP              COM              668074305      231     8500 SH       SOLE                     8500
STATE STREET CORP              COM              857477103     2010    29490 SH       SOLE                    16890    12600
SYMANTEC CORP                  COM              871503108     9364   483165 SH       SOLE                   146597    46927   291047
SYNERON MEDICAL LTD            COM              M87245102      556    23500 SH       SOLE                    23500
                                                                 1       50 SH       OTHER                                        50
UNILEVER N V NEW YORK SHS NEW  COM              904784709     3882   125820 SH       SOLE                    62827     2833    60989
UNITED HEALTH GROUP INC        COM              91324P102     8482   175140 SH       SOLE                    45711    17560   112414
WESTERN UNION CO               COM              959802109     8527   406614 SH       SOLE                   130910     6430   270608